UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21652
                                           ---------

                     Fiduciary/Claymore MLP Opportunity Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

                                J. Thomas Futrell

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (630) 505-3700
                                                     --------------

Date of fiscal year end: November 30
                         -----------

Date of reporting period: February 28, 2010
                          -----------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.

FIDUCIARY/CLAYMORE MLP OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2010 (UNAUDITED)

NUMBER OF SHARES                                                                       VALUE
---------------------------------------------------------------------------------------------
                    MASTER LIMITED PARTNERSHIPS AND MLP AFFILIATES - 147.1%
                    COAL - 4.4%
          156,800   Alliance Resource Partners L.P.                           $    6,508,768
          217,270   Natural Resource Partners, L.P.                                5,566,457
          130,495   Penn Virginia GP Holdings, L.P.                                2,288,882
                                                                              ---------------
                                                                                  14,364,107
                                                                              ---------------

                    CONSUMER DISCRETIONARY - 1.0%
          162,680   StoneMor Partners, L.P. (a)                                    3,224,318
                                                                              ---------------

                    MIDSTREAM GAS INFRASTRUCTURE - 69.2%
          673,082   Boardwalk Pipeline Partners L.P. (a)                          20,152,075
          598,692   Copano Energy, L.L.C. (a)                                     14,248,870
          190,000   Copano Energy, L.L.C.                                          4,522,000
          627,095   DCP Midstream Partners, L.P. (a)                              19,327,068
          545,054   El Paso Pipeline Partners, L.P. (a)                           14,111,448
          558,050   Energy Transfer Equity L.P. (a)                               18,036,176
          329,237   Energy Transfer Partners, L.P. (a)                            15,237,088
        1,704,101   Enterprise Products Partners, L.P. (a)                        55,826,349
          117,585   Exterran Partners L.P.                                         2,580,991
          377,035   ONEOK Partners L.P.                                           22,867,173
          285,550   TC PipeLines L.P.                                             10,536,795
          448,155   Western Gas Partners, L.P. (a)                                 9,581,554
          484,300   Williams Partners, L.P.                                       18,810,212
                                                                              ---------------
                                                                                 225,837,799
                                                                              ---------------

                    MIDSTREAM OIL INFRASTRUCTURE - 53.5%
          567,302   Enbridge Energy Partners, L.P. (a)                            29,057,208
          278,685   Genesis Energy, L.P. (a)                                       5,523,537
          127,055   Global Partners, L.P. (a)                                      3,156,046
          235,825   Holly Energy Partners, L.P. (a)                               10,043,787
          699,818   Kinder Morgan Management, L.L.C. (a) (b) (c)                  40,134,562
          662,726   Magellan Midstream Partners, L.P. (a)                         29,981,724
          248,105   NuStar Energy L.P. (a)                                        14,238,746
          607,851   Plains All American Pipeline, L.P. (a)                        33,681,024
          130,385   Sunoco Logistics Partners L.P. (a)                             8,847,926
                                                                              ---------------
                                                                                 174,664,560
                                                                              ---------------

                    OIL AND GAS PRODUCTION - 4.6%
          389,212   EV Energy Partners, L.P. (a)                                  12,022,759
          133,346   Pioneer Southwest Energy Partners, L.P. (a)                    3,005,619
                                                                              ---------------
                                                                                  15,028,378
                                                                              ---------------

                    PROPANE - 14.4%
          517,600   Inergy Holdings, L.P. (a)                                     36,112,952
          308,711   Inergy, L.P. (a)                                              11,150,641
                                                                              ---------------
                                                                                  47,263,593
                                                                              ---------------

                    TOTAL MASTER LIMITED PARTNERSHIPS AND MLP AFFILIATES
                    (Cost $273,982,002)                                          480,382,755
                                                                              ---------------

                    COMMON STOCKS - 1.4%
                    OIL AND GAS PRODUCTION - 1.4%
          756,923   Abraxas Petroleum Corp. (b)                                    1,453,292
        1,513,847   Abraxas Petroleum Corp. (b) (d) (e)                            2,889,651
                    (Cost $7,406,661)                                         ---------------
                                                                                   4,342,943
                                                                              ---------------

                    OTHER EQUITY SECURITIES - 0.0%
                    COAL - 0.0%
        1,145,621   Clearwater Natural Resources, L.P.  (b) (d) (e) (f)                    -
              123   Clearwater GP Holding Co.  (b) (d) (e) (f)                             -
                    (Cost $23,110,278)                                        ---------------
                                                                                           -
                                                                              ---------------

                    INCENTIVE DISTRIBUTION RIGHTS - 0.0%
               43   Clearwater Natural Resources, L.P.  (b) (d) (e) (f)                    -
                    (Cost $0)                                                 ---------------

                    WARRANTS - 0.0%
          114,230   Abraxas Petroleum Corp. (b) (d) (e)                               41,765
            9,499   Clearwater Natural Resources, L.P.  (b) (d) (e) (f)                    -
                    (Cost $0)                                                 ---------------
                                                                                      41,765
                                                                              ---------------

PRINCIPAL AMOUNT
                    TERM LOANS - 0.1%
      $ 1,237,397   Clearwater Subordinate Note, 13.75%, 12/03/09,
                       NR (b) (c) (d) (e) (f) (g)                                    408,341
                    (Cost $1,237,397)                                         ---------------

                    LONG TERM INVESTMENTS - 148.6%
                    (Cost 305,736,338)                                           485,175,804
                                                                              ---------------

NUMBER OF SHARES    SHORT TERM INVESTMENTS - 2.0%
                    MONEY MARKET FUND - 2.0%
        6,471,259   Dreyfus Treasury & Agency Cash Management - Investor Shares
                    (Cost $6,471,259)                                              6,471,259
                                                                              ---------------

                    TOTAL INVESTMENTS - 150.6%
                    (Cost $312,207,597)                                          491,647,063
                    Borrowings Outstanding - (33.8% of Net Assets or 22.4% of
                       Total Investments)                                       (110,262,708)
                    Liabilities in excess of Other Assets - (16.8%)              (54,822,893)
                                                                              ---------------
                    NET ASSETS  - 100.0%                                      $  326,561,462
                                                                              ===============

--------------------------------------------------------------------------------

L.L.C. Limited Liability Company
L.P.   Limited Partnership
MLP    Master Limited Partnership
NR Ratings shown are per Standard & Poor's. Securities classified as NR are not rated by Standard & Poor's. (unaudited)

(a) All or a portion of these securities have been physically segregated in connection with swap agreements or as collateral for borrowings outstanding. The total amount segregated is $306,859,472.
(b)    Non-income producing security.
(c)    While non-income producing, security makes regular in-kind distributions.
(d) Security is restricted and may be resold only in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010, restricted securities aggregate market value amounted to $3,339,757 or 1.0% of net assets.
(e) Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $3,339,757 which represents 1.0% of net assets.
(f)    Company has filed for protection in federal bankruptcy court.
(g)    Floating rate security. The rate shown is as of February 28, 2010.

                    Country Allocation*
                    ------------------------------------------------------------
                    United States                                         100.0%

                  * Subject to change daily.  Based on total investments.

See previously submitted Notes to Financial Statements for the period ended November 30, 2009.

INTEREST RATE SWAP AGREEMENTS

                                                                                                        UNREALIZED
                                 TERMINATION        NOTIONAL                                         APPRECIATION/
COUNTERPARTY                            DATE   AMOUNT ($000)    FIXED RATE       FLOATING RATE       (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch                      1/30/2011       $ 30,000          3.05%     1 - Month LIBOR        $   (804,309)
Merrill Lynch                      1/30/2013       $ 30,000          3.49%     1 - Month LIBOR          (1,766,838)
Morgan Stanley                      2/7/2011       $ 30,000          2.92%     1 - Month LIBOR            (754,722)
Morgan Stanley                     3/19/2013       $ 30,000          3.13%     1 - Month LIBOR          (1,776,853)
                                                                                                      -------------
                                                                                                      $ (5,102,722)
                                                                                                      =============

For each swap noted, the Fund is obligated to pay the fixed rate and entitled to receive the floating rate.

RESTRICTED SECURITIES
                                                                                                      PRICE AT
                                                                                                          DATE
                                              DATE OF                               FAIR MARKET    ACQUISITION       2/28/2010
Security                                  ACQUISITION   SHARES/PAR    CURRENT COST        VALUE  (UNRESTRICTED)***       PRICE
------------------------------------------------------------------------------------------------------------------------------
Abraxas Petroleum Corp.                     10/5/2009      756,923   $  2,468,886  $  1,448,847     $     1.75        $ 1.9141
Abraxas Petroleum Corp.                     10/5/2009      756,924   $  2,468,889  $  1,440,804     $     1.75        $ 1.9035
Abraxas Petroleum Corp.*                    5/25/2007      114,230   $          -  $     41,765     $        -        $ 0.3656
Clearwater GP Holding Co.                   2/29/2008          123   $    197,855  $          -     $ 1,252.03        $      -
Clearwater Natural Resources, L.P.*         1/13/2009        9,499   $          -  $          -     $        -        $      -
Clearwater Natural Resources, L.P.**         8/1/2005           43   $          -  $          -     $        -        $      -
Clearwater Natural Resources, L.P.           8/1/2005      892,857   $ 17,857,143  $          -            N/A        $      -
Clearwater Natural Resources, L.P.          10/2/2006      252,764   $  5,055,280  $          -            N/A        $      -
Clearwater Subordinate Note                  7/8/2008    $ 212,000   $    212,000  $     69,960     $   100.00        $  33.00
Clearwater Subordinate Note                  8/6/2008    $ 212,000   $    212,000  $     69,960     $   100.00        $  33.00
Clearwater Subordinate Note                 9/29/2008    $ 759,880   $    759,880  $    250,760     $   100.00        $  33.00
Clearwater Subordinate Note                  1/9/2009    $  53,517   $     53,517  $     17,661     $   100.00        $  33.00
                                                                     --------------------------
Total                                                                $ 29,285,450  $ 3,339,757
                                                                     --------------------------

*  Warrants
** Incentive Distribution Rights
***Valuation of unrestricted security on the acquisition date of the restricted shares.

At February 28, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

                                                                                Net Tax
                                           Gross Tax       Gross Tax         Unrealized
                                          Unrealized      Unrealized    Appreciation on
Cost of Investments for Tax Purposes    Appreciation    Depreciation        Investments
---------------------------------------------------------------------------------------
                       $ 277,104,218   $ 242,011,396    $(27,468,551)     $ 214,542,845
---------------------------------------------------------------------------------------

In accordance with ASC 820, Fair Value Measurements and Disclosures (formerly known as the Statement of Financial Accounting Standard ("FAS") No. 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2010.

-------------------------------------------------------------------------------------------------
DESCRIPTION                            LEVEL 1         LEVEL 2         LEVEL 3             TOTAL
-------------------------------------------------------------------------------------------------
(value in $000s)
ASSETS:
Master Limited Partnerships &
   MLP Affiliates
   Coal                              $  14,364       $       -        $      -         $  14,364
   Consumer Discretionary                3,224               -               -             3,224
   Midstream Gas Infrastructure        225,838               -               -           225,838
   Midstream Oil Infrastructure        174,665               -               -           174,665
   Oil and Gas Production               15,028               -               -            15,028
   Propane                              47,264               -               -            47,264
Common Stocks
   Oil and Gas Production                1,453           2,890               -             4,343
Other Equity Securities
   Coal                                      -               -               -                 -
Incentive Distribution Rights                -               -               -                 -
Warrants                                     -              42               -                42
Term Loans                                   -               -             408               408
Money Market Fund                        6,471               -               -             6,471
                                     ---------       ---------        --------         ---------
Total                                $ 488,307       $   2,932        $    408         $ 491,647
                                     =========       =========        ========         =========

LIABILITIES:
Derivatives                          $       -           5,103        $      -         $   5,103
                                     ---------       ---------        --------         ---------
Total                                $       -       $   5,103        $      -         $   5,103
                                     =========       =========        ========         =========

The following table presents the activity of the Fund's investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the period ended February 28, 2010.

----------------------------------------------
LEVEL 3 HOLDINGS
----------------------------------------------
Beginning Balance at 11/30/09
    Other Equity Securities              $   -
    Incentive Distribution Rights            -
    Warrants                                 -
    Term Loans                             433
Total Realized Gain/Loss
    Other Equity Securities                  -
    Incentive Distribution Rights            -
    Warrants                                 -
    Term Loans                               -
Change in Unrealized Gain/Loss
    Other Equity Securities                  -
    Incentive Distribution Rights            -
    Warrants                                 -
    Term Loans                             (25)
Net Purchases and Sales
    Other Equity Securities                  -
    Incentive Distribution Rights            -
    Warrants                                 -
    Term Loans                               -
Net Transfers In/Out
    Other Equity Securities                  -
    Incentive Distribution Rights            -
    Warrants                                 -
    Term Loans                               -
Ending Balance at 2/28/10
    Other Equity Securities                  -
    Incentive Distribution Rights            -
    Warrants                                 -
    Term Loans                             408
                                         -----
Total Level 3 holdings                   $ 408
                                         =====

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Investment Company Act")) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fiduciary/Claymore MLP Opportunity Fund

By:  /s/ J. Thomas Futrell
    -----------------------------------------------------------------------

Name:    J. Thomas Futrell

Title:   Chief Executive Officer

Date:    April 28, 2010

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ J. Thomas Futrell
    -----------------------------------------------------------------------

Name:    J. Thomas Futrell

Title:   Chief Executive Officer

Date:    April 28, 2010

By:  /s/ Steven M. Hill
    -----------------------------------------------------------------------

Name:    Steven M. Hill

Title:   Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:    April 28, 2010